Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA  19103-7098
Telephone (215) 564-8000

Fabio Battaglia
fbattaglia@stradley.com
215.564.8077
1933 Act Rule 497(j) filing
1933 Act File No. 333-170106
1940 Act File No. 811-22486

August 5, 2013

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:     GPS Funds II (the “Registrant”)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information relating to the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund, GuidePathSM Altegris® Diversified Alternatives Allocation Fund, GuideMarkSM Opportunistic Fixed Income Fund, and GuideMarkSM Global Real Return Fund series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 8/11 filed electronically with the U.S. Securities and Exchange Commission on July 31, 2013.

     Please direct questions or comments relating to this filing to me at the above-referenced telephone number or to Michael P. O’Hare (215) 564-8198 in my absence.

Sincerely,

/s/ Fabio Battaglia
Fabio Battaglia, Esq.